UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a reinstatement.
							[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	April 22, 2009

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		61
Form 13F Information Table Value Total:		$105,090







                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARM Holdings plc               COM              042068106       66    15000 SH       Sole                    15000
AT&T Corp. (New)               COM              00206R102     2716   107774 SH       Sole                   107190               584
Abbott Laboratories            COM              002824100     1888    39580 SH       Sole                    39580
BP p.l.c. ADR                  COM              055622104     1707    42575 SH       Sole                    42575
BRE Properties                 COM              05564E106     1139    58006 SH       Sole                    57206               800
Bristol-Myers Squibb           COM              110122108     1826    83309 SH       Sole                    82609               700
Bunge Ltd.                     COM              G16962105     2158    38100 SH       Sole                    38100
Burlington Northern Santa Fe   COM              12189T104      223     3700 SH       Sole                     3700
CSX Corp.                      COM              126408103      345    13360 SH       Sole                    13360
Chesapeake Energy Corp.        COM              165167107     1356    79513 SH       Sole                    78513              1000
Chevron Corporation (fmly. Che COM              166764100     6208    92321 SH       Sole                    91859               462
ConocoPhillips                 COM              20825C104     1090    27846 SH       Sole                    27846
Copart Inc.                    COM              217204106     1086    36600 SH       Sole                    36600
DNP Select Income Fund (fmly.  COM              23325p104      879   129196 SH       Sole                   129196
Du Pont                        COM              263534109     1367    61230 SH       Sole                    61230
Duke-Weeks Realty Corp.        COM              264411505       98    17800 SH       Sole                    17000               800
Edison International (formerly COM              281020107      274     9510 SH       Sole                     9510
ExxonMobil                     COM              30231g102     1543    22652 SH       Sole                    22652
General Electric               COM              369604103      651    64379 SH       Sole                    64379
GlaxoSmithKline plc            COM              37733W105     1748    56250 SH       Sole                    55750               500
HCP, Inc.                      COM              40414L109      931    52150 SH       Sole                    52150
Hawaiian Electric              COM              419870100      588    42800 SH       Sole                    42800
Heinz (H.J.)                   COM              423074103     1592    48150 SH       Sole                    47850               300
Intel Corp.                    COM              458140100      574    38161 SH       Sole                    38161
International Business Machine COM              459200101     1029    10620 SH       Sole                    10620
Johnson & Johnson              COM              478160104     2241    42612 SH       Sole                    42612
Kimberly-Clark                 COM              494368103     1648    35750 SH       Sole                    35750
Lilly, Eli                     COM              532457108     1419    42470 SH       Sole                    42470
Microsoft                      COM              594918104     1683    91603 SH       Sole                    90803               800
New Resource Bank              COM              648289106       34    10000 SH       Sole                    10000
Norfolk Southern               COM              655844108      203     6000 SH       Sole                     6000
Oracle Corp.                   COM              68389X105     1200    66434 SH       Sole                    66434
PG&E Corporation               COM              69331C108     1144    29930 SH       Sole                    29930
Pepsico Inc.                   COM              713448108     1849    35915 SH       Sole                    35615               300
Pfizer Inc.                    COM              717081103     1028    75460 SH       Sole                    75460
Plum Creek Timber Company, Inc COM              729251108     2060    70850 SH       Sole                    70350               500
Procter & Gamble               COM              742718109    15035   319278 SH       Sole                   318791               487
Rayonier Inc.                  COM              754907103      968    32025 SH       Sole                    31725               300
Safeguard Scientifics          COM              786449108       74   134800 SH       Sole                   134800
Schering Plough                COM              806605101     1089    46260 SH       Sole                    45760               500
TransCanada PL                 COM              89353D107     1930    81600 SH       Sole                    81300               300
Unilever PLC                   COM              904767704     1522    80420 SH       Sole                    80420
Union Pacific Corp.            COM              907818108      313     7620 SH       Sole                     7620
United Technologies            COM              913017109     1713    39859 SH       Sole                    39859
Verizon Corporation            COM              92343V104     1162    38484 SH       Sole                    38484
ASA (Bermuda) Limited          COM              G3156P103     3672    68700 SH       Sole                    68200               500
BHP Billiton Ltd.              COM              088606108      348     7800 SH       Sole                     7800
Central Fund of Canada Ltd.    COM              153501101     4813   403767 SH       Sole                   403767
Freeport McMoRan Copper & Gold COM              35671D857      679    17826 SH       Sole                    17826
Goldcorp, Inc.                 COM              380956409     6803   204170 SH       Sole                   202670              1500
Hecla Mining                   COM              422704106      175    87300 SH       Sole                    87300
IAMGOLD Corporation            COM              450913108      780    91250 SH       Sole                    91250
Kinross Gold Corporation       COM              496902404     1097    61400 SH       Sole                    61400
Newmont Mining                 COM              651639106     6069   135582 SH       Sole                   134582              1000
Pan American Silver Corp.      COM              697900108     1906   109410 SH       Sole                   109410
Silver Wheaton Corp.           COM              828336107      272    33050 SH       Sole                    33050
Yamana Gold, Inc.              COM              98462Y100     2218   239800 SH       Sole                   239800
iShares Silver Trust           COM              46428Q109      358    28000 SH       Sole                    28000
streetTracks Gold Trust        COM              78463V107     2379    26350 SH       Sole                    26350
Gabelli Global Gold 6.625% Pfd PFD              36244N208     1873    76500 SH       Sole                    76500
Templeton Global Income Fund   COM              880198106      250    33700 SH       Sole                    31700              2000